Summary of Significant Accounting Policies (Details Narrative) (10-K)	3 Months Ended		12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) Number	Dec. 31, 2019 USD ($)
Allowance for doubtful accounts
Share-based compensation expense	$ 404,118	$ 205,652	$ 1,349,646	$ 869,960
Income tax, likelihood description			The tax benefits recognized in the financial statements from such a position should be measured based on the largest benefit that has a greater than fifty percent (50%) likelihood of being realized upon ultimate settlement.
Derivative liabilities	$ 100,000		$ 947,175
Number of operating segments | Number			1
Minimum [Member]
Estimated useful lives of property and equipment			3 years
Maximum [Member]
Estimated useful lives of property and equipment			7 years